GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 47	$ 52	$ 95	$ 102
Management fees	36	43	74	84
Transaction costs and other	100	61	183	121
Total general and administrative expense	$ 183	$ 156	$ 352	$ 307